FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 16, 2020 USD ($)	Feb. 27, 2013 USD ($) instrument	Dec. 31, 2021 USD ($) risk	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Gain (loss) on derivative			$ 23,262	$ (15,145)	$ (11,757)
Number of risks related to subsidiaries' reporting in foreign currency | risk			2
Assets Under Sale and Purchase Agreement
Derivative [Line Items]
Fair value consideration	$ 651,800
Time charter liabilities, fair value disclosure	11,900		$ 11,900
Property, plant, and equipment, fair value disclosure	$ 663,700		663,700
Interest Rate Swap
Derivative [Line Items]
Number of derivatives entered into | instrument		6
Derivative, notional amount			550,000
Derivative instruments receivable			9,700	0
Derivative instruments payable			5,700	19,300
Gain (loss) on derivative			$ 17,500	$ (18,600)	$ (10,100)
Interest Rate Swap
Derivative [Line Items]
Principal amount of debt used in interest rate swaps		$ 260,000